Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Advances to suppliers	$ 618	$ 805
Government authorities	3,668	2,758
Prepaid expense	477	553
Other receivables	1,363	848
Total other receivables	$ 6,126	$ 4,964